UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06730

                 ALLIANCEBERNSTEIN LARGE-CAP GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                    Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN LARGE-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

COMPANY                                               SHARES      U.S. $ VALUE
-------                                            -----------   --------------
COMMON STOCKS-99.9%
TECHNOLOGY-31.1%
COMMUNICATION EQUIPMENT-9.4%
Corning, Inc.(a)                                     3,620,850   $  100,044,086
Juniper Networks, Inc.(a)                            3,252,100       60,098,808
Motorola, Inc.                                         671,300       14,332,255
QUALCOMM, Inc.                                       2,726,800      139,993,912
                                                                 --------------
                                                                    314,469,061
                                                                 --------------
COMPUTER HARDWARE/STORAGE-4.5%
Apple Computer, Inc.(a)                              2,131,100      150,008,129
                                                                 --------------
COMPUTER PERIPHERALS-1.4%
Network Appliance, Inc.(a)*                          1,318,690       48,883,838
                                                                 --------------
INTERNET MEDIA-5.9%
Google, Inc. Cl.A(a)                                   328,010      137,088,499
Yahoo!, Inc.(a)                                      1,895,700       62,141,046
                                                                 --------------
                                                                    199,229,545
                                                                 --------------
SEMICONDUCTOR CAPITAL EQUIPMENT-0.3%
KLA-Tencor Corp.*                                      203,600        9,805,376
                                                                 --------------
SEMICONDUCTOR COMPONENTS-8.0%
Advanced Micro Devices, Inc.(a)                      2,725,600       88,173,160
Broadcom Corp. Cl.A(a)                               2,738,000      112,559,180
Marvell Technology Group, Ltd.(a)                      693,300       39,580,497
NVIDIA Corp.(a)*                                       916,400       26,777,208
                                                                 --------------
                                                                    267,090,045
                                                                 --------------
SOFTWARE-1.6%
Microsoft Corp.                                      2,212,700       53,436,705
                                                                 --------------
                                                                  1,042,922,699
                                                                 --------------
HEALTH CARE-21.3%
BIOTECHNOLOGY-7.1%
Amgen, Inc.(a)                                         474,500       32,123,650
Genentech, Inc.(a)*                                  1,452,800      115,802,688
Gilead Sciences, Inc.(a)                             1,088,800       62,606,000
Monsanto Co.                                           340,800       28,422,720
                                                                 --------------
                                                                    238,955,058
                                                                 --------------
DRUGS-3.2%
Teva Pharmaceutical Industries, Ltd. (ADR)*          2,677,500      108,438,750
                                                                 --------------
MEDICAL PRODUCTS-2.6%
Alcon, Inc.*                                           843,700       85,812,727
                                                                 --------------
MEDICAL SERVICES-8.4%
Caremark Rx, Inc.(a)                                 1,257,000       57,256,350
Medco Health Solutions, Inc.(a)                        257,300       13,696,079


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

COMPANY                                               SHARES      U.S. $ VALUE
-------                                            -----------   --------------
UnitedHealth Group, Inc.                             1,562,530   $   77,720,242
WellPoint, Inc.(a)                                   1,869,200      132,713,200
                                                                 --------------
                                                                    281,385,871
                                                                 --------------
                                                                    714,592,406
                                                                 --------------
FINANCE-16.7%
BANKING - MONEY CENTER-4.0%
JPMorgan Chase & Co.                                 1,576,800       71,555,184
UBS AG*                                                533,900       62,386,215
                                                                 --------------
                                                                    133,941,399
                                                                 --------------
BANKING - REGIONAL-1.2%
Northern Trust Corp.                                   704,100       41,464,449
                                                                 --------------
BROKERAGE & MONEY MANAGEMENT-7.9%
Franklin Resources, Inc.                               771,093       71,804,180
Legg Mason, Inc.                                       651,770       77,221,710
Merrill Lynch & Co., Inc.                              751,300       57,294,138
The Goldman Sachs Group, Inc.                          363,200       58,217,328
                                                                 --------------
                                                                    264,537,356
                                                                 --------------
INSURANCE-2.9%
Ace, Ltd.                                              346,400       19,239,056
American International Group, Inc.                   1,213,350       79,171,087
                                                                 --------------
                                                                     98,410,143
                                                                 --------------
MISCELLANEOUS-0.7%
Nasdaq Stock Market Inc.(a)                            593,640       22,214,009
                                                                 --------------
                                                                    560,567,356
                                                                 --------------
CONSUMER SERVICES-11.2%
TECHNOLOGY-0.9%
America Movil S.A. de C.V. (ADR)                       824,800       30,443,368
                                                                 --------------
RESTAURANTS & LODGING-3.0%
Hilton Hotels Corp.                                    507,100       13,661,274
Las Vegas Sands Corp.(a)*                              404,900       26,241,569
McDonald's Corp.                                     1,180,700       40,816,799
Starbucks Corp.(a)*                                    502,600       18,731,902
                                                                 --------------
                                                                     99,451,544
                                                                 --------------
RETAIL - 3.1%
eBay, Inc.(a)                                        3,032,300      104,341,443
                                                                 --------------
RETAIL - GENERAL MERCHANDISE-4.2%
Lowe's Cos., Inc.*                                   1,127,900       71,114,095
Target Corp.                                         1,341,100       71,212,410
                                                                 --------------
                                                                    142,326,505
                                                                 --------------
                                                                    376,562,860
                                                                 --------------
ENERGY-10.0%
OIL SERVICE-10.0%
Baker Hughes, Inc.*                                    325,500       26,310,165
GlobalSantaFe Corp.*                                   643,200       39,370,272
Halliburton Co.*                                     2,084,000      162,864,600


                                     ALLIANCEBERNSTEIN LARGE-CAP GROWTH FUND o 2

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT
COMPANY                                               (000)       U.S. $ VALUE
-------                                            -----------   --------------
Nabors Industries, Ltd.(a)*                          2,235,620   $   83,455,695
Schlumberger, Ltd.                                     309,000       21,364,260
                                                                 --------------
                                                                    333,364,992
                                                                 --------------
CONSUMER STAPLES-5.9%
HOUSEHOLD PRODUCTS-4.2%
The Procter & Gamble Co.                             2,447,200      142,451,512
                                                                 --------------
RETAIL - FOOD & DRUG-1.7%
Walgreen Co.                                           849,300       35,611,149
Whole Foods Market, Inc.*                              329,100       20,200,158
                                                                 --------------
                                                                     55,811,307
                                                                 --------------
                                                                    198,262,819
                                                                 --------------
AEROSPACE & DEFENSE-3.7%
AEROSPACE-3.7%
Rockwell Collins, Inc.                                 344,200       19,688,240
The Boeing Co.                                       1,240,900      103,553,105
                                                                 --------------
                                                                    123,241,345
                                                                 --------------
Total Investment Before Security Lending
   Collateral - 99.9%
   (cost $2,493,540,397)                                          3,349,514,477
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED-7.2%
SHORT-TERM INVESTMENT-7.2%
UBS Private Money Market Fund, LLC, 4.74%
   (cost $240,916,208)                             240,916,207      240,916,207
Total Investments - 107.1%
   (cost $2,734,456,605)                                          3,590,430,684
Other assets less liabilities - (7.1)%                             (239,178,285)
                                                                 --------------
NET ASSETS - 100%                                                $3,351,252,399
                                                                 --------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

     Glossary of Terms:
     ADR - American Depositary Receipt

     PLEASE NOTE: THE SECTOR CLASSIFICATIONS PRESENTED HEREIN ARE BASED ON THE SECTOR CATEGORIZATION METHODOLOGY OF THE ADVISER.


3 o ALLIANCEBERNSTEIN LARGE-CAP GROWTH FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
  3(a)(1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

  3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Large-Cap Growth Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: June 23, 2006


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